Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

Goodwill:

Balance at December 31, 2018	$12,625
Translation differences	26
Balance at December 31, 2019	12,651
Translation differences	838
Balance at December 31, 2020	$13,489

Intangible assets, net, consisted of the following:

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net Book value	$61	$84	$6,158	$6,303

	December 31, 2019
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$428	$1,377	$5,740	$7,545
Additions	73	-	-	73
Translation differences	4	41	170	215
Gross amount end of period	505	1,418	5,910	7,833

Disposals	(140)			(140)
Accumulated amortization	(232)	(1,165)	-	(1,397)
Net Book value	$133	$253	$5,910	$6,296

Estimated amortization expense for each of the next five years is:

Year
2021	$119
2022	22
2023	2
2024	1
2025	1
Total	$145

Amortization expense was $262 and $276 for the years ended December 31, 2020 and 2019, respectively.

At the acquisition dates, goodwill amounted to $13.3 million, intellectual property amounted to $6.1 million and patent rights amounted to $1.5 million for the acquisitions of 4D Pharma Research Limited (2015), 4D Pharma Leon S.L.U. (2016), 4D Pharma Cork Limited (formerly Tucana Health Limited) (2016) and The Microbiota Company Limited (2014). These entities together provide the necessary facilities and resources to enable the Company to successfully research, manufacture, gain approval for and commercialize LBPs.